Loan Payable (Details) - Schedule of company’s term loan payable	Jun. 30, 2021 USD ($)
Schedule of company’s term loan payable [Abstract]
Gross Term Loan	$ 25,000,000
Less: Unamortized debt discount and issuance costs	(12,465,407)
Promissory Notes	3,000,000
Net notes payable, (all current)	$ 15,534,593